Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 21, 2013	Jun. 29, 2012
Document and Entity Information
Entity Registrant Name	Government Properties Income Trust
Entity Central Index Key	0001456772
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 837,877,373
Entity Common Stock, Shares Outstanding		54,643,888
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY